Related Party Transactions (Details Narrative) - USD ($)			12 Months Ended
	May 31, 2024	Mar. 18, 2024	Feb. 29, 2024	Feb. 28, 2023	May 24, 2024	May 21, 2024	Apr. 23, 2024
Related Party Transaction [Line Items]
Loss on related party receivable			$ 1,567,665
Accounts receivable			34,092	0
Annual interest rate					7.50%
Board Of Directors And Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Principal amount		$ 500,000
Line of credit		$ 125,000
Annual interest rate		7.50%
Maturity date		Feb. 28, 2025
Investors Directors Officers And Employees [Member]
Related Party Transaction [Line Items]
Principal amount	$ 424,592						$ 1,000,000
Annual interest rate							7.50%
Donald Monaco [Member]
Related Party Transaction [Line Items]
Principal amount						$ 455,000
Annual interest rate	7.50%
Maturity date	Feb. 28, 2025
Outstanding principal amount	$ 405,000
NextPlay Technologies Inc. [Member]
Related Party Transaction [Line Items]
Loss on related party receivable			1,567,665
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable - related parties	$ 1,752,868		828,277	281,000
NextPlay Technologies Inc. [Member]
Related Party Transaction [Line Items]
Accounts receivable			2,567,665	1,933,908
Allowance for doubtful accounts			$ 1,567,665	$ 0